Performance B.4.3. Directors and executive management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits Expense [Line Items]
Remuneration charge for the Board (gross of withholding tax)	$ 1,488	$ 1,923		$ 943
Remuneration charge (in shares)	32,358	19,483		6,591
Remuneration charge, additional shares (in shares)			2,876
Remuneration expense, percent shares	71.00%	73.00%		51.00%
Remuneration expense, percent cash	29.00%	27.00%		49.00%
Shares beneficially owned by the Directors	66,020	38,093	38,093
Classes of employee benefits expense:
Base salary	$ 356,000	$ 358,000		$ 346,000
Pension	4,000	4,000		7,000
Other benefits	27,000	39,000		67,000
Share based compensation(i)(ii) in respect of 2020 LTIP	24,000	27,000		21,000
Employee benefits expense	$ 477,000	$ 496,000		500,000
Shares awards vested (in shares)	364,157	326,883
Shares not yet vested (in shares)	622,567	570,404	570,404
Chairperson
Employee Benefits Expense [Line Items]
Remuneration charge for the Board (gross of withholding tax)	$ 300	$ 366		169
Shares beneficially owned by the Directors	13,427	5,814	5,814
Other members of the Board
Employee Benefits Expense [Line Items]
Remuneration charge for the Board (gross of withholding tax)	$ 1,188	$ 1,557		774
Shares beneficially owned by the Directors	52,593	32,279	32,279
CEO
Classes of employee benefits expense:
Base salary	$ 1,173	$ 1,167		1,112
Bonus	1,301	1,428		1,492
Pension	285	279		247
Other benefits	82	50		66
Termination benefits	0	0		0
Total before share based compensation	2,841	2,924		2,918
Share based compensation(i)(ii) in respect of 2020 LTIP	7,114	5,625		5,027
Employee benefits expense	$ 9,955	$ 8,549		$ 7,945
Number of shares granted (in shares)	153,894	102,122		80,264
Shares awards vested (in shares)	194,432	190,577
Shares not yet vested (in shares)	325,250	236,211	236,211
CFO
Classes of employee benefits expense:
Base salary	$ 670	$ 654		$ 673
Bonus	509	626		557
Pension	100	98		101
Other benefits	38	260		63
Termination benefits	0	0		0
Total before share based compensation	1,317	1,639		1,393
Share based compensation(i)(ii) in respect of 2020 LTIP	1,834	1,576		1,567
Employee benefits expense	3,151	3,215		2,960
Executive team
Classes of employee benefits expense:
Base salary	2,612	3,498		3,930
Bonus	1,837	2,098		2,445
Pension	663	798		962
Other benefits	303	1,521		805
Termination benefits	0	863		301
Total before share based compensation	5,414	8,779		8,444
Share based compensation(i)(ii) in respect of 2020 LTIP	3,796	5,965		4,957
Employee benefits expense	$ 9,210	$ 14,743		$ 13,401
Number of shares granted (in shares)	135,269	135,480		112,472
Shares awards vested (in shares)	169,725	136,306
Shares not yet vested (in shares)	297,317	334,193	334,193